FAIR VALUE MEASUREMENTS (Details) (Recurring basis, USD $)	Sep. 30, 2012	Dec. 31, 2011
Level 1
ASSETS
Cash equivalents		$ 19,894,000
Total assets		19,894,000
Level 2
ASSETS
Cash equivalents	14,592,000
Total assets	14,592,000
Level 3
LIABILITIES
Economic rights	1,070,000
Warrants		(51,000)
Scottish Enterprise agreement	20,000	20,000
Other liabilities measured at fair value	20,000	(20,000)
Total liabilities	1,090,000	71,000
Total
ASSETS
Cash equivalents		19,894,000
Total assets		19,894,000
LIABILITIES
Economic rights	1,070,000
Warrants		(51,000)
Scottish Enterprise agreement	20,000	20,000
Other liabilities measured at fair value	20,000	(20,000)
Total liabilities	$ 1,090,000	$ 71,000